Digital Assets and Digital Asset ETPs (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Apr. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Digital Assets and Digital Asset ETPs (Details) [Line Items]
Collateral digital assets			$ 136,000
Coinshares International Limited [Member]
Digital Assets and Digital Asset ETPs (Details) [Line Items]
Fair value of prepaids and other current assets			8,200	$ 5,100
Cumulative realized gains from dispositions of digital assets			127,700	633,400
Cumulative realized losses from dispositions of digital assets			196,400	6,500
Digital assets sales restrictions term	4 years
Fair value of the digital assets restrictions			1,145,428	1,190,998	$ 267,063
Loan facility balance			136,000	145,800
Digital asset exchange traded products			1,145,428	1,190,998
Digital Assets [Member] | Coinshares International Limited [Member]
Digital Assets and Digital Asset ETPs (Details) [Line Items]
Fair value of prepaids and other current assets		26,200	8,200
Fair value of the digital assets restrictions				$ 4,100
Digital asset exchange traded products		$ 640,100	$ 1,145,400